Other investments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Other investments	$ 689	$ 765
Other investments	3,277	2,665
Investments other than investments accounted for using equity method	3,966	3,430
Financial assets at amortised cost | Time deposits
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	205	273
Current investments	1,509	1,425
Financial assets at amortised cost | Debt investments
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Current investments	1,247	824
FVTPL | Debt investments
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	172	187
Current investments	512	247
FVTPL | Equity investments
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	213	207
FVOCI | Debt investments
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	99	98
Current investments	$ 9	$ 169